RECENT DEVELOPMENTS (Narrative) (Details) ₪ in Millions		1 Months Ended				6 Months Ended
		Jul. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	May 31, 2016 USD ($)	Feb. 01, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($)	May 31, 2016 ILS (₪)
Recent Developments [Line Items]
Proceeds from issuance						$ 10,000,000
Chief Executive Officer [Member]
Recent Developments [Line Items]
Equity grant						$ 1,360,000
Ordinary share grants | shares						197,890
Chief Executive Officer [Member] | Time Vested [Member]
Recent Developments [Line Items]
Number of shares granted | shares						31,053
Chief Executive Officer [Member] | Performance Based [Member]
Recent Developments [Line Items]
Number of shares granted | shares						15,790
Board of Directors Chairman [Member] | Time Vested [Member]
Recent Developments [Line Items]
Equity grant						$ 300,000
Number of shares granted | shares						25,168
Director One [Member] | Time Vested [Member]
Recent Developments [Line Items]
Number of shares granted | shares						3,334
Director Two [Member] | Time Vested [Member]
Recent Developments [Line Items]
Number of shares granted | shares						3,334
Director [Member]
Recent Developments [Line Items]
Equity grant						$ 127,000
External Director [Member]
Recent Developments [Line Items]
Ordinary share grants | shares						10,000
Series G Debentures [Member]
Recent Developments [Line Items]
Debt, face amount | ₪								₪ 468
Proceeds from issuance				$ 113,000,000
Maturity date				Mar. 31, 2023
Repayment of bank loans			$ 78,000,000
Term Loan [Member]
Recent Developments [Line Items]
Debt, face amount		$ 40,000,000
Basis spread over ICE LIBOR		2.00%
Term Loan [Member] | Minimum [Member]
Recent Developments [Line Items]
Maturity date		Jan. 13, 2019
Term Loan [Member] | Maximum [Member]
Recent Developments [Line Items]
Maturity date		Jan. 13, 2022
TowerJazz Texas ("TJT") [Member]
Recent Developments [Line Items]
Share capital					$ 40,000,000
Number of shares issued for acquisition | shares					3,300,000
Gain on acquisition	[1]				$ 52,472,000
Total net assets acquired					$ 92,472,000

[1]	gain from acquisition is presented in the statement of operations net of $1,174 acquisition related costs.